SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                /  /
                                                                        --


         Pre-Effective Amendment No.                                   /  /
                                      -------                           --
         Post-Effective Amendment No.    28                            /X/
                                      ------                           ---

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         / /


         Amendment No.   29                                            /X /

                        (Check appropriate box or boxes.)

               AmeriPrime Funds - File Nos. 33-96826 and 811-9096
             1793 Kingswood Drive, Suite 200, Southlake, Texas 76092
                (Address of Principal Executive Offices) Zip Code

Registrant's Telephone Number, including Area Code:   (817) 431-2197
Kenneth Trumpfheller, 1793 Kingswood Dr., Suite 200, Southlake, TX  76092
                  (Name and Address of Agent for Service)

                                  With copy to:
            Donald S. Mendelsohn, Brown, Cummins & Brown Co., L.P.A.
                    3500 Carew Tower, Cincinnati, Ohio 45202

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

         / / immediately upon filing pursuant to paragraph (b) / / on February 13, 1999 pursuant to paragraph (b)
        / / 60 days after filing pursuant to paragraph (a)(1) / / on (date) pursuant to paragraph (a)(1)
        /X/ 75 days after filing pursuant to paragraph (a)(2) / / on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

         / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.




                                  FOUNTAINHEAD
                                KALEIDOSCOPE FUND



                                   PROSPECTUS
                                OCTOBER __, 1999


INVESTMENT OBJECTIVE:
Long-term capital growth





c/o Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, Indiana  46204
(800) 868-9535


















THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                         PAGE

ABOUT THE FUND

COSTS OF INVESTING IN THE FUND

HOW TO BUY SHARES

HOW TO REDEEM SHARES

DETERMINATION OF NET ASSET VALUE

DIVIDENDS, DISTRIBUTIONS AND TAXES

MANAGEMENT OF THE FUND

OTHER INFORMATION ABOUT INVESTMENTS

YEAR 2000 ISSUE

ABOUT THE FUND

INVESTMENT OBJECTIVE

      The investment objective of the Fountainhead Kaleidoscope Fund is long-term capital growth.

PRINCIPAL STRATEGIES

          The Fund invests primarily in common stocks of small capitalization companies (those with a market capitalization between $50 million and $1.8 billion). The Fund's investment advisor, King Investment Advisors, Inc., selects stocks that it believes are selling at attractive prices relative to their intrinsic value.

         The advisor is a bottom-up value manager selecting securities based on a method the advisor calls the "Business Valuation Approach". This highly-disciplined approach seeks to identify attractive investment opportunities using a broad definition of value, uncovering securities often overlooked by other investors. The advisor believes value can be found in different types of securities at different points in the economic cycle.

          The advisor's buy criteria consist of three elements. The advisor will buy a stock trading at a discount to:

o its private-market value (based on its projected level of cash flows, balance sheet characteristics, future earnings, and payments made for similar companies in mergers and acquisitions),

o its five-year projected earnings growth rate (unlike many typical value managers who buy only low P/E or price/book stocks), or

o its seven-year historical valuation based on its price/earnings, price/book, price/cash flow, or price/sales ratios.

         While it is anticipated that the Fund will diversify its investments across a range of industries and sectors, certain industries are likely to be overweighted compared to others because the advisor seeks the best investment values regardless of industry.


PRINCIPAL RISKS OF INVESTING IN THE FUND

o SMALL COMPANY RISK. The risks associated with investing in smaller companies include:

o The earnings and prospects of smaller companies are more volatile than larger companies.

o Smaller companies may experience higher failure rates than do larger companies.

o The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies

o Smaller companies may have limited markets, product lines or financial resources and may lack management depth.

o COMPANY RISK. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.

o MARKET RISK. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

o CONCENTRATION RISK. If the Fund's portfolio is overweighted in a certain industry, any negative development affecting that industry will have a greater impact on the Fund than a fund that is not overweighted in that industry.

o The Fund is not a complete investment program. As with any mutual fund investment, the Fund's returns will vary and you could lose money.

IS THE FUND RIGHT FOR YOU?

The Fund may be suitable for:
o Long-term investors seeking a fund with a value investment strategy
o Investors willing to accept price fluctuations in their investment
o Investors who can tolerate the risks associated with common stock investments
o Investors willing to accept the greater market price fluctuations of smaller companies



                         COSTS OF INVESTING IN THE FUND

The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases .........................NONE
Maximum Deferred Sales Charge (Load)......................................NONE
Redemption Fee (as a percentage of amount redeemed, if applicable)........1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

Management Fees...........................................................1.75%
Distribution (12b-1) Fees.................................................NONE
Other Expenses............................................................0.00%
Total Annual Fund Operating Expenses......................................1.75%
Fee Waiver1...............................................................0.50%
Total Annual Fund Operating Expenses......................................1.25%


      1 The Adviser has contractually agreed to waive fees by the amount shown through __________, 2000. The Adviser may not unilaterally change the contract until _______, 2000.



Expense Example:

         The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, reinvestment of dividends and distributions, 5% annual total return, constant operating expenses, and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your costs will be:

                                            1 YEAR            3 YEARS
                                            ------            --------


         You would pay the following expenses if you did not sell the your shares:

                                            1 YEAR            3 YEARS
                                            ------            --------

                                HOW TO BUY SHARES

         The minimum initial investment in the Fund is $5,000 ($2,000 for IRAs) and minimum subsequent investments are $1,000. There is no minimum for separate employee accounts of corporate retirement plans. If your investment is aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you purchase or redeem shares through a broker/dealer or another intermediary, you may be charged a fee by that intermediary.

INITIAL PURCHASE

         BY MAIL- You may make a direct initial investment by following these steps: o complete and sign the investment application form which accompanies this Prospectus; o write a check (subject to the minimum amounts) made payable to the Fund; o mail the application and check to:

      U.S. Mail:                          Overnight:
      Fountainhead Kaleidoscope           Fountainhead Kaleidoscope
      Fund                                Fund
      c/o Unified Fund Services, Inc.     c/o Unified Fund Services, Inc.
      P.O. Box 6110                       431 North Pennsylvania Street
      Indianapolis, Indiana  46206-6110   Indianapolis, Indiana  46204

         BY WIRE- You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc. the Fund's transfer agent at (800) 868-9535 to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, provide your bank with the following information for purposes of wiring your investment:

         Firstar Bank, N.A.
         ABA #0420-0001-3
         Attn: Fountainhead Kaleidoscope Fund
         Account Name _________________(write in shareholder name) For the Account # ______________(write in account number) D.D.A.# [483885570]

         You must mail a signed application to Firstar Bank, N.A, the Fund's custodian, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

ADDITIONAL INVESTMENTS

         You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire, or automatic investment. Each additional mail purchase request must contain:

 -your name              -the name of your account(s)
 -your account number(s) -a check made payable to Fountainhead Kaleidoscope Fund

Checks should be sent to the Fountainhead Kaleidoscope Fund at the address listed above. A bank wire should be sent as outlined above.

TAX SHELTERED RETIREMENT PLANS

         Since the Fund is oriented to longer-term investments, the Fund may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Fund's transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the Fund's transfer agent about the IRA custodial fees.

OTHER PURCHASE INFORMATION

         The Fund may limit the amount of purchases and to refuse to sell to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.


                              HOW TO REDEEM SHARES

         You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. Presently there is no charge for wire redemptions; however, the Fund may charge for this service in the future. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. If you redeem your shares through a broker/dealer or other institution, you may be charged a fee by that institution.

          BY MAIL - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

     U.S. Mail:                          Overnight:
     Fountainhead Kaleidoscope           Fountainhead Kaleidoscope
     Fund                                Fund
     c/o Unified Fund Services, Inc.     c/o Unified Fund Services, Inc.
     P.O. Box 6110                       431 N. Pennsylvania St.
     Indianapolis, IN  46206-6110        Indianapolis, IN  46204

         Your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Fund or the Fund's transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

         BY TELEPHONE - You may redeem any part of your account in the Fund by calling the Fund's transfer agent at (800) 868-9535. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         The Fund or the transfer agent may terminate the telephone redemption and exchange procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

         EARLY REDEMPTION FEE - The Fund charges a redemption fee of 1% of the current net asset value of shares redeemed if the shares are owned less than 180 days. The fee is charged for the benefit of remaining shareholders to defray Fund portfolio transaction expenses and facilitate portfolio management. This fee applies to shares being redeemed in the order in which they are purchased. The Fund reserves the right to modify the terms of or terminate the fee at any time.

         The fee is waived for shares purchased:

(a) for an account registered as either an Individual Retirement Account or a tax-qualified retirement plan on the books of the Fund's transfer agent, or on the books of certain other third parties that are authorized agents of the Fund; and

(b)  shares purchased with reinvested capital gain or dividend distributions.

         If you purchase shares through a broker-dealer or other financial intermediary who maintains your individual account on its books and an omnibus account with the Fund's transfer agent, your recordkeeper may not be able to apply the fee waiver in all of the circumstances discussed above. Before purchasing shares, please check with the Fund to determine if the fee waiver is available.

         ADDITIONAL INFORMATION - If you are not certain of the requirements for a redemption please call the Fund's transfer agent at (800) 868-9535. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Fund may suspend redemptions or postpone payment dates.

         Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund the right may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $2,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax advisor concerning the tax consequences of involuntary redemptions. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. Your shares are subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.


                        DETERMINATION OF NET ASSET VALUE

         The price you pay for your shares is based on the Fund's net asset value per share (NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

         The Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value.

         Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

         DIVIDENDS AND DISTRIBUTIONS. The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders on an annual basis. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request. The Fund expects that its distributions will consist primarily of [long-term capital gains].

         TAXES. In general, selling shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. Because distributions of long-term capital gains are subject to capital gains taxes, regardless of how long you have owned your shares, you may want to avoid making a substantial investment when a Fund is about to make a long-term capital gains distribution.

         Early each year, the Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

         The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax advisor about your investment.

                             MANAGEMENT OF THE FUND

         King Investment Advisors, Inc., 1980 Post Oak Boulevard, Suite 2400, Houston, Texas 77056-3898, serves as investment advisor to the Fund. The advisor provides value-oriented equity and balanced management for both taxable and tax-exempt clients, and currently manages approximately $750 million in assets. Roger E. King is the majority shareholder of the advisor and has served as its president since 1986 and as chairman since 1993. Mr. King co-founded the firm in 1981 and has been primarily responsible for the day-to-day management of the Fund's portfolio since its inception.

          The Fund is authorized to pay the advisor a fee equal to an annual average rate of ____% of its average daily net assets.


                       OTHER INFORMATION ABOUT INVESTMENTS

         The investment objective of the Fund may be changed without shareholder approval. This section contains general information about various types of securities and investment techniques that the Fund may purchase or employ.

EQUITY SECURITIES

         The Fund will generally be stay fully invested (subject to liquidity requirements and defensive purposes) in common stock and common stock equivalents (such as securities convertible into common stocks) regardless of the movement of stock prices. However, the Fund may invest in preferred stocks, bonds, corporate debt and U.S. government obligations when the Advisor believes these securities offer opportunities to further the Fund's investment objective.

         Equity securities consist of common stock, preferred stock, and common stock equivalents (such as convertible preferred stock and convertible debentures, rights, and warrants) and investment companies which invest primarily in the above. Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Convertible debentures are debt instruments that can be converted into common stock pursuant to their terms. The Fund will not invest more than 5% of its net assets at the time of purchase in either rights or warrants. Equity securities also include common stocks and common stock equivalents of domestic real estate investment trusts and other companies which operate as real estate corporations or which have a significant portion of their assets in real estate. The Fund will not acquire any direct ownership of real estate.

TEMPORARY INVESTMENTS

      From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, securities of other no-load mutual funds or repurchase agreements. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

                                 YEAR 2000 ISSUE

         Like other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Fund's advisor or the Fund's various service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue."

         The Fund's advisor has taken steps that it believes are reasonably designed to address the Year 2000 Issue with respect to computer systems that are used and to obtain reasonable assurances that comparable steps are being taken by the Funds' major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund. In addition, the Fund's advisor cannot make any assurances that the Year 2000 Issue will not affect the companies in which the Fund invests or worldwide markets and economies.

[BACK COVER PAGE]

      Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations. Shareholder reports contain management's discussion of market conditions, investment strategies and performance results as of the Fund's latest semi-annual or annual fiscal year end.

         Call the Funds at 800-868-9535 to request free copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries.

      You may also obtain information about the Fund (including the SAI and other reports) from the Securities and Exchange Commission on their Internet site at http://www.sec.gov or at their Public Reference Room in Washington, D.C. Call the SEC at 800-SEC-0330 for room hours and operation. You may also obtain fund information by sending a written request and duplicating fee to the Public Reference Section of the SEC, Washington, D.C. 20549-6609.


























Investment Company Act #811-9096


                         FOUNTAINHEAD KALEIDOSCOPE FUND


                       STATEMENT OF ADDITIONAL INFORMATION

                                October __, 1999

         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of Fountainhead Kaleidoscope Fund dated October __, 1999. A free copy of the Prospectus can be obtained by writing the Transfer Agent at 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling 1-800-868-9535

TABLE OF CONTENTS                                                           PAGE


DESCRIPTION OF THE TRUST AND THE FUND..........................................1

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
 CONSIDERATIONS.................................................................

INVESTMENT LIMITATIONS..........................................................

THE INVESTMENT ADVISOR..........................................................

TRUSTEES AND OFFICERS...........................................................

PORTFOLIO TRANSACTIONS AND BROKERAGE............................................

DETERMINATION OF SHARE PRICE....................................................

INVESTMENT PERFORMANCE..........................................................

CUSTODIAN.......................................................................

TRANSFER AGENT..................................................................

ACCOUNTANTS.....................................................................

DISTRIBUTOR.....................................................................

ADMINISTRATOR...................................................................

DESCRIPTION OF THE TRUST AND THE FUND

         Fountainhead Kaleidoscope Fund (the "Fund") was organized as a diversified series of AmeriPrime Funds (the "Trust") on ____________, 1999. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The investment advisor to the Fund is King Investment Advisors, Inc.
(the "Advisor").

         Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will been titled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

         Prior to the public offering of the Fund, Kenneth D. Trumpfheller, 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, purchased all of the outstanding shares of the Fund and may be deemed to control the Fund. After the public offering commences, it is anticipated that Mr. Trumpfheller will no longer control the Fund. As the controlling shareholder, Mr. Trumpfheller would control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund's fundamental policies or the terms of the management agreement with the Fund's advisor.

         For information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Determination of Net Asset Value" in the Funds' Prospectus.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

         This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques it may use, as described in the Prospectus (see "Investment Objectives and Strategies" and "Investment Policies and Techniques and Risk Considerations").

         A. Equity Securities. Equity securities include common stock, preferred stock and common stock equivalents (such as convertible preferred stock, rights and warrants). Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. The Fund may invest up to 5% of its net assets at the time of purchase in rights or warrants.

         B. Fixed Income Securities. The Fund may invest in fixed income securities. Fixed income securities include corporate debt securities, U.S. government securities, and participation interests in such securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer-term securities and are less affected by changes in interest rates.

         Corporate debt securities are long-term and short-term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes, and commercial paper). The advisor considers corporate debt securities to be of investment grade quality if they are rated BBB or higher by Standard & Poor's Corporation ("S&P"), or Baa or higher by Moody's Investors Services, Inc. ("Moody's"), or if unrated, determined by the advisor to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances, and the securities have speculative elements. The Fund will not invest more than 5% of the value of its net assets in securities that are below investment grade, and will not purchase debt securities below B by S&P or Moody's (or unrated securities determined by the advisor to be of inferior quality to securities so rated).

         U.S. government obligations may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills, and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the issuing agency, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association
(FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

         The Fund may buy and sell securities on a when issued or delayed-delivery basis, with payment and delivery taking place at a future date. The price and interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. The Fund may enter into such forward commitments if they hold, and maintain until the settlement date in a separate account at the Fund's Custodian, cash, or U.S. government securities in an amount sufficient to meet the purchase price. The Fund will not invest more than 25% of its total assets in forward commitments. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Any change in value could increase fluctuations in the Fund's share price and yield. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to the settlement if the Advisor deems it appropriate.


         C. Repurchase Agreements. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with the Custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor (subject to review by the Board of Trustees) to be creditworthy. The Advisor monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions, and the Fund will not invest more than 5% of its net assets in repurchase agreements.

         D. Reverse Repurchase Agreements. Reverse repurchase agreements involve sales of portfolio securities by the Fund to member banks of the Federal Reserve System or recognized securities dealers, concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price, which is generally equal to the original sales price plus interest. The Fund retains record ownership and the right to receive interest and principal payments on the portfolio security involved. The Fund's objective in such a transaction would be to obtain funds to pursue additional investment opportunities whose yield would exceed the cost of the reverse repurchase transaction. Generally, the use of reverse repurchase agreements should reduce portfolio turnover and increase yield.

         In connection with each reverse repurchase agreement, the Fund will direct its Custodian to place cash or U.S. government obligations in a separate account in an amount equal to the repurchase price. In the event of bankruptcy or other default by the purchaser, the Fund could experience both delays in repurchasing the portfolio securities and losses. The Fund will not invest more than 5% of its net assets in reverse repurchase agreements.

         E. Illiquid Securities. The portfolio of the Fund may contain illiquid securities. Illiquid securities generally include securities which cannot be disposed of promptly and in the ordinary course of business without taking a reduced price. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. The following securities are considered to be illiquid: repurchase agreements and reverse repurchase agreements maturing in more than seven days, nonpublicly offered securities and restricted securities. Restricted securities are securities the resale of which is subject to legal or contractual restrictions. Restricted securities may be sold only in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or pursuant to Rule 144 or Rule 144A promulgated under such Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time such security may be sold under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than the price it could have obtained when it decided to sell. The Fund will not invest more than 15% of its net assets in illiquid securities.

         F. Mortgage-Related Securities. Mortgage-related securities include securities representing interests in a pool of mortgages. These securities, including securities issued by FNMA, GNMA and the Federal Home Loan Mortgage Corporation, provide investors with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are repaid. The Fund will only invest in pools of mortgage loans assembled for sale to investors by agencies or instrumentalities of the U.S. government and will limit its investment to 5% of its net assets. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities.

                  Other types of securities representing interests in a pool of mortgage loans are known as collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs) and multi-class pass-throughs. CMOs and REMICs are debt instruments collateralized by pools of mortgage loans or other mortgage-backed securities. Multi-class pass-through securities are equity interests in a trust composed of mortgage loans or other mortgage-backed securities. Payments of principal and interest on underlying collateral provides the funds to pay debt service on the CMO or REMIC or make scheduled distributions on the multi-class pass-through securities. The Fund will only invest in CMOs, REMICs and multi-class pass-through securities (collectively "CMOs" unless the context indicates otherwise) issued by agencies or instrumentalities of the U.S. government (such as the Federal Home Loan Mortgage Corporation). Neither Fund will invest in "stripped" CMOs, which represent only the income portion or the principal portion of the CMO.

         CMOs are issued with a variety of classes or "tranches," which have different maturities and are often retired in sequence. One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over an index such as the London Interbank Offered Rate ("LIBOR"). These "floating rate CMOs," typically are issued with lifetime "caps" on their coupon rate, which means that there is a ceiling beyond which the coupon rate may not be increased. The yield of some floating rate CMOs varies in excess of the change in the index, which would cause the value of such CMOs to fluctuate significantly once rates reach the cap.

         REMICs, which have elected to be treated as such under the Internal Revenue Code, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. As with other CMOs, the mortgages which collateralize the REMICs in which a Fund may invest include mortgages backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         The average life of securities representing interests in pools of mortgage loans is likely to be substantially less than the original maturity of the mortgage pools as a result of prepayments or foreclosures of such mortgages. Prepayments are passed through to the registered holder with the regular monthly payments of principal and interest, and have the effect of reducing future payments. To the extent the mortgages underlying a security representing an interest in a pool of mortgages are prepaid, the Fund may experience a loss (if the price at which the respective security was acquired by the Fund was at a premium over par, which represents the price at which the security will be redeemed upon prepayment). In addition, prepayments of such securities held by the Fund will reduce the share price of the Fund to the extent the market value of the securities at the time of prepayment exceeds their par value. Furthermore, the prices of mortgage-related securities can be significantly affected by changes in interest rates. Prepayments may occur with greater frequency in periods of declining mortgage rates because, among other reasons, it may be possible for mortgagors to refinance their outstanding mortgages at lower interest rates. In such periods, it is likely that any prepayment proceeds would be reinvested by the Fund at lower rates of return.

         G. Foreign Securities. . While the Fund ordinarily will invest in common stocks of U.S. companies, it may invest in foreign companies through the purchase of American Depository Receipts (ADRs). ADRs are dollar-denominated receipts generally issued in registered form by domestic banks, and represent the deposit with the bank of a security of a foreign issuer. To the extent that the Fund does invest in foreign securities, such investments may be subject to special risks, such as changes in restrictions on foreign currency transactions and rates of exchange, and changes in the administrations or economic and monetary policies of foreign governments. The Fund may also invest up to 5% of its net assets at the time of purchase in foreign equity securities including common stock, preferred stock and common stock equivalents issued by foreign companies, and foreign fixed income securities. Foreign fixed income securities include corporate debt obligations issued by foreign companies and debt obligations of foreign governments or international organizations. This category may include floating rate obligations, variable rate obligations, Yankee dollar obligations (U.S. dollar denominated obligations issued by foreign companies and traded on U.S. markets) and Eurodollar obligations (U.S. dollar denominated obligations issued by foreign companies and traded on foreign markets).

         Foreign government obligations generally consist of debt securities supported by national, state or provincial governments or similar political units or governmental agencies. Such obligations may or may not be backed by the national government's full faith and credit and general taxing powers. Investments in foreign securities also include obligations issued by international organizations. International organizations include entities designated or supported by governmental entities to promote economic reconstruction or development as well as international banking institutions and related government agencies. Examples are the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. In addition, investments in foreign securities may include debt securities denominated in multinational currency units of an issuer (including international issuers). An example of a multinational currency unit is the European Currency Unit. A European Currency Unit represents specified amounts of the currencies of certain member states of the European Economic Community, more commonly known as the Common Market.

         Purchases of foreign securities are usually made in foreign currencies and, as a result, the Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. In addition, there may be less information publicly available about a foreign company then about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

         H. Option Transactions. Up to 5% of the Fund's net assets may be invested in option transactions involving individual securities and market indices. An option involves either (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indices. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. Options on securities which the Fund sells (writes) will be covered or secured, which means that it will own the underlying security (for a call option); will segregate with the Custodian high quality liquid debt obligations equal to the option exercise price (for a put option); or (for an option on a stock index) will hold a portfolio of securities substantially replicating the movement of the index (or, to the extent it does not hold such a portfolio, will maintain a segregated account with the Custodian of high quality liquid debt obligations equal to the market value of the option, marked to market daily). When the Fund writes options, it may be required to maintain a margin account, to pledge the underlying securities or U.S. government obligations or to deposit liquid high quality debt obligations in a separate account with the Custodian.

         The purchase and writing of options involves certain risks; for example, the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement, as well as (in the case of options on a stock index) exposure to an indeterminate liability. The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a covered put option, it will receive a premium, but it will assume the risk of loss should the price of the underlying security fall below the exercise price. When the Fund writes a covered put option on a stock index, it will assume the risk that the price of the index will fall below the exercise price, in which case the Fund may be required to enter into a closing transaction at a loss. An analogous risk would apply if the Fund writes a call option on a stock index and the price of the index rises above the exercise price.

         I. Hedging Transactions. The Fund may hedge all or a portion of its portfolio investments through the use of options and futures contracts. The objective of the hedging program is to protect a profit or offset a loss in a portfolio security from future price erosion or to assure a definite price for a security by acquiring the right or option to purchase or to sell a fixed amount of the security at a future date. For example, in order to hedge against the risk that the value of the Fund's portfolio securities may decline, the fund might sell futures contracts on stock indices. When hedging of this character is successful, any depreciation in the value of the hedged portfolio securities will be substantially offset by an increase in the Fund's equity in the stock index futures position.

         There is no assurance that the objective of the hedging program will be achieved, since the success of the program will depend on the Advisor's ability to predict the future direction of the relevant security or stock index, and incorrect predictions by the Advisor may have an adverse effect on the Fund. In this regard, skills and techniques necessary to arrive at such predictions are different from those needed to predict price changes in individual stocks.

         A stock index futures contract is a binding contractual commitment which involves the payment or receipt of payments representing, respectively, the loss or gain of a specified market index. Ordinarily, the Fund would enter into stock index futures contracts to hedge its investments in common stocks. Futures contracts are traded on exchanges licensed and regulated by the Commodity Futures Trading Commission. The Fund will be subject to any limitations imposed by the exchanges with respect to futures contracts trading and positions. A clearing corporation associated with the particular exchange assumes responsibility for all purchases and sales and guarantees delivery and payment on the contracts. Although most futures contracts call for actual delivery or acceptance of the underlying securities or currency, in most cases the contracts are closed out before settlement date without the making or taking of delivery. Closing out is accomplished by entering into an offsetting transaction, which may result in a profit or a loss. There is no assurance that the Fund will be able to close out a particular futures contract.

         A hedging strategy involving options and futures contracts entails some risks. For example, the total premium paid for an option may be lost if the Fund does not exercise the option or futures contract, or the writer does not perform his obligations. It is also possible that the futures contracts selected by the Fund will not follow the price movement of the underlying stock index. If this occurs, the hedging strategy may not be successful. Further, if the Fund sells a stock index futures contract and is required to pay an amount measured by any increase in the market index, it will be exposed to an indeterminate liability. In addition, a liquid secondary market may not exist for any particular option or futures contract at any specific time.

         The Fund will incur transactional costs in connection with the hedging program. When the Fund purchases or sells a futures contract, an amount of cash and liquid assets will be deposited in a segregated account with the Trust's Custodian to guarantee performance of the futures contract. The amount of such deposits will depend upon the requirements of each exchange and broker and will vary with each futures contract. Because open futures contract positions are marked to market and gains and losses are settled on a daily basis, the Fund may be required to deposit additional funds in such a segregated account if it has incurred a net loss on its open futures contract positions on any day.

         The Trust has filed a supplemental notice of eligibility with the Commodity Futures Trading Commission ("CFTC") to claim relief from regulation as a commodity "pool" within the meaning of the CFTC's regulations. In its filing, the Trust has represented that the Fund's transactions in futures contracts will constitute bona fide hedging transactions within the meaning of such regulations and that the Fund will enter into commitments which require as deposits for initial margin for futures contracts no more than 5% of the fair market value of its assets.

         J. Short Sales. The Fund may sell a security short in anticipation of a decline in the market value of the security. When the Fund engages in a short sale, it sells a security which it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a profit if the security declines in price between those dates.

         In connection with its short sales, the Fund will be required to maintain a segregated account with its Custodian of cash or high grade liquid assets equal to the market value of the securities sold less any collateral deposited with its broker. The Fund will limit its short sales so that no more than 5% of its net assets (less all its liabilities other than obligations under the short sales) will be deposited as collateral and allocated to the segregated account. However, the segregated account and deposits will not necessarily limit the Fund's potential loss on a short sale, which is unlimited. The Fund's policy with respect to short sales is non-fundamental, and may be changed by the Board of Trustees without the vote of the Fund's shareholders.

         K. Loans of Portfolio Securities. The Fund may make loans of its portfolio securities. Under the lending policy authorized by the Board of Trustees and implemented by the Advisor in response to requests of broker-dealers or institutional investors which the Advisor deems qualified, the borrower must agree to maintain collateral, in the form of cash or U.S. government obligations, with the Fund on a daily mark-to-market basis in an amount at least equal to 102% of the value of the loaned securities. The Fund will continue to receive dividends or interest on the loaned securities, and it may terminate such loans at any time or reacquire such securities in time to vote on any matter which the Board of Trustees determines to be serious. With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral.


INVESTMENT LIMITATIONS

         Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or
(2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

         1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

         2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

         3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

         4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

         5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

         6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

         7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

         With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

          Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Restrictions" above).

         1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.
         2. Borrowing. The Fund will generally borrow only for liquidity purposes. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The Fund will not invest more then 5% of its net assets in reverse repurchase agreements.

         3. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

         4. Options. The Fund will not purchase or sell puts, calls, options or straddles, except as described in the Prospectus and the Statement of Additional Information.

         5. Illiquid Investments. The Fund may invest up to 15% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

         6. Repurchase Agreements. The Fund will not invest more than 5% of its net assets in repurchase agreements. ---------------------

THE INVESTMENT ADVISOR

         The investment advisor to the Fountainhead Kaleidoscope Fund is King Investment Advisors, Inc., 1980 Post Oak Boulevard, Suite 2400, Houston, Texas 77056-3898(the "Advisor"). Roger E. King may be deemed to be a controlling person of the Advisor due to his ownership of a majority of its shares.

         Under the terms of the management agreement (the "Agreement"), the Advisor manages each Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of the non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee (based on average daily net assets) computed and accrued daily and paid monthly at the annual rate 1.75%.

         The Advisor retains the right to use the names "Fountainhead," "Kaleidoscope" or any variation thereof in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name "Fountainhead Kaleidoscope" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days written notice.

         The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Fund believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS

         The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.

==================================== ---------------- ======================================================================
NAME, AGE AND ADDRESS                POSITION                        PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
==================================== ---------------- ======================================================================
*Kenneth D. Trumpfheller             President and    President, Treasurer and Secretary of AmeriPrime Financial Services,
Age:  40                             Trustee          Inc., the Fund's administrator, and AmeriPrime Financial Securities,
1793 Kingswood Drive                                  Inc., the Fund's distributor, since 1994.  Prior to December, 1994,
Suite 200                                             a senior client executive with SEI Financial Services.
Southlake, Texas  76092
==================================== ---------------- ======================================================================
Paul S. Bellany                      Secretary,       Secretary, Treasurer and Chief Financial Officer of AmeriPrime
Age:  39                             Treasurer        Financial Services, Inc. and AmeriPrime Financial Securities, Inc.;
1793 Kingswood Drive                                  various positions with Fidelity Investments from 1987 to 1998; most
Suite 200                                             recently Fund Reporting Unit Manager.
Southlake, Texas  76092
==================================== ---------------- ======================================================================
Steve L. Cobb                        Trustee          President of Chandler Engineering Company, L.L.C., oil and gas
Age:  41                                              services company; various positions with Carbo Ceramics, Inc., oil
2001 Indianwood Avenue                                field manufacturing/supply company, from 1984 to 1997, most recently
Broken Arrow, OK  74012                               Vice President of Marketing.
==================================== ================ ======================================================================
Gary E. Hippenstiel                  Trustee          Director, Vice President and Chief Investment Officer of Legacy
Age:  51                                              Trust Company since 1992; President and Director of Heritage Trust
600 Jefferson Street                                  Company from 1994-1996; Vice President and Manager of Investments of
Suite 350                                             Kanaly Trust Company from 1988 to 1992.
Houston, TX  77063
==================================== ================ ======================================================================

         The compensation paid to the Trustees of the Trust for the fiscal year ended October 31, 1998 is set forth in the following table. Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees.

==================================== ----------------------- ==================================
                                     AGGREGATE               TOTAL COMPENSATION
                                     COMPENSATION            FROM TRUST (THE TRUST IS
NAME                                 FROM TRUST              NOT IN A FUND COMPLEX)
==================================== ----------------------- ==================================
Kenneth D. Trumpfheller                         0                            0
==================================== ----------------------- ==================================
Steve L. Cobb                                $4,000                       $4,000
==================================== ======================= ==================================
Gary E. Hippenstiel                          $4,000                       $4,000
==================================== ======================= ==================================

PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Advisor may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.

         The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effect securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Fund under the Agreement.

         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

         To the extent that the Trust and another of the Advisor's clients seek to acquire the same security at about the same time, the Trust may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Trust may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Trust. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.

DETERMINATION OF SHARE PRICE

         The price (net asset value) of the shares of the Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see "Determination of Net Asset Value" in the Prospectus.

INVESTMENT PERFORMANCE

         The Fund may periodically advertise "average annual total return." "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         P(1+T)n=ERV

         Where:   P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return
                  n        =        number of years
                  ERV      =        ending redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates that the maximum sales load is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period. If the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

         The Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from average annual total return. A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for average annual total return. In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. These non-standardized quotations do not include the effect of the applicable sales load which, if included, would reduce the quoted performance. A non-standardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.

         The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

         From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the Standard & Poor's 500 Stock Index, the NASDAQ Composite Index, the Russell 2000 Index or the Dow Jones Industrial Average.

         In addition, the performance of the Fund may be compared to other mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

         Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is Custodian of the Fund's investments. The Custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

TRANSFER AGENT

         Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholder inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. In addition, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Advisor equal to 0.0275% of the Fund's assets up to $100 million (subject to various monthly minimum fees, the maximum being $2,000 per month for assets of $20 to $100 million).

ACCOUNTANTS

         The firm of McCurdy & Associates, CPA's, 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Trust for the fiscal year ending October 31, 1999. McCurdy & Associates performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

         AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, is the exclusive agent for distribution of shares of the Fund. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.

ADMINISTRATOR

         The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. The Administrator receives a monthly fee from the Adviser equal to an annual average rate of 0.10% of the Fund's average daily net assets up to fifty million dollars, 0.075% of the Fund's average daily net assets from fifty to one hundred million dollars and 0.050% of the fund's average daily net assets over one hundred million dollars.

                                AMERIPRIME FUNDS

PART C.  OTHER INFORMATION

Item 23. Exhibits

(a)  Articles of Incorporation.

(i) Copy of Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(ii) Copy of Amendment No. 1 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(iii) Copy of Amendment No. 2 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1, is hereby incorporated by reference.

(iv) Copy of Amendment No. 3 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

(v) Copy of Amendment No. 4 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

(vi) Copy of Amendment No. 5 and Amendment No. 6 to Registrant's Declaration of Trust, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, are hereby incorporated by reference.

(viii) Copy of Amendment No. 7 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(ix) Copy of Amendment No. 8 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

(x) Copy of Amendment No. 9 to Registrant's Declaration of Trust which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 15, is hereby incorporated by reference.

(xi) Copy of Amendment No. 10 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16, is hereby incorporated by reference.

(xii) Copy of Amendment No. 11 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

(xiii) Copy of Amendment No. 12 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

(xiv) Copy of Amendment No. 13 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.


(xv) Copy of Amendments No. 14-17 to Registrant's Declaration of Trust, which were filed as Exhibits to Registrant's Post-Effective Amendment No. 27, are hereby incorporated by reference.


(b) By-Laws. Copy of Registrant's By-Laws, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(c) Instruments Defining Rights of Security Holders. - None other than in the Declaration of Trust, as amended, and By-Laws of the Registrant.

(d)  Investment Advisory Contracts.

(i) Copy of Registrant's Management Agreement with Carl Domino Associates, L.P., Adviser to Carl Domino Equity Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(ii) Copy of Registrant's Management Agreement with Jenswold, King & Associates, Adviser to Fountainhead Special Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, is hereby incorporated by reference.

(iii) Copy of Registrant's Management Agreement with GLOBALT, Inc., Adviser to GLOBALT Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(iv) Copy of Registrant's Management Agreement with IMS Capital Management, Inc., Adviser to the IMS Capital Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2, is hereby incorporated by reference.

(v) Copy of Registrant's Management Agreement with Commonwealth Advisors, Inc., Adviser to Florida Street Bond Fund and Florida Street Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, is hereby incorporated by reference.

(vi) Copy of Registrant's Management Agreement with Corbin & Company, Adviser to Corbin Small-Cap Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, is hereby incorporated by reference.

(vii) Copy of Registrant's proposed Management Agreement with Vuong Asset Management Company, LLC, Adviser to MAI Enhanced Index Fund, MAI Growth & Income Fund, MAI Aggressive Growth Fund, MAI High-Yield Income Fund, MAI Capital Appreciation Fund and MAI Global Equity Fund (the "MAI Family of Funds"), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

(viii) Copy of Registrant's proposed Management Agreement with CWH Associates, Inc., Advisor to Worthington Theme Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 10, is hereby incorporated by reference.

(ix) Copy of Registrant's Management Agreement with Burroughs & Hutchinson, Inc., Advisor to the Marathon Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 15, is hereby incorporated by reference.

(x) Copy of Registrant's Management Agreement with The Jumper Group, Inc., Adviser to the Jumper Strategic Advantage Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

(xi) Copy of Registrant's Management Agreement with Appalachian Asset Management, Inc., Advisor to the AAM Equity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

(xii) Copy of Registrant's Management Agreement with Martin Capital Advisors, L.L.P., Advisor to the Austin Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

(xiii) Copy of Registrant's proposed Management Agreement with Paul B. Martin, Jr. d/b/a Martin Capital Advisors, Advisor to the Texas Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

(xiv) Copy of Registrant's proposed Management Agreement with Paul B. Martin, Jr. d/b/a Martin Capital Advisors, Advisor to the U.S. Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

(xv) Copy of Registrant's Management Agreement with Gamble, Jones, Morphy & Bent, Advisor to the GJMB Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

(xvi) Copy of Registrant's Proposed Management Agreement with Cornerstone Investment Management, Advisor to the Cornerstone MVP Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No.18, is hereby incorporated by reference.

(xvii) Copy of Registrant's Management Agreement with Carl Domino Associates, L.P., Advisor to the Carl Domino Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

(xviii) Copy of Registrant's Management Agreement with Carl Domino Associates, L.P., Advisor to the Carl Domino Global Equity Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

(xix) Copy of Registrant's Management Agreement with Dobson Capital Management, Inc,. Advisor to the Dobson Covered Call Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 25, is hereby incorporated by reference.

(xx) Copy of Registrant's Proposed Management Agreement with Auxier Asset Management, LLC, Advisor to the Auxier Focus Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 19, is hereby incorporated by reference.


(xxi) Copy of Registrant's Management Agreement with Cornerstone Capital Management, Inc., Advisor to the Shepherd Values Market Neutral Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 27, is hereby incorporated by reference.

(xxii) Copy of Registrant's Management Agreement with Cornerstone Capital Management, Inc., Advisor to the Shepherd Values Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 27, is hereby incorporated by reference.


(xxiii) Copy of Registrant's Proposed Management Agreement with Columbia Partners, L.L.C., Investment Management, Advisor to the Columbia Partners Equity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 20, is hereby incorporated by reference.

(xxiv) Copy of Registrant's Proposed Management Agreement with Legacy Investment Group, LLC, d/b/a Cash Management Systems ("CMS"), Adviser to The Cash Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 22, is hereby incorporated by reference.

(xxv) Copy of Sub-Advisory Agreement between Cash Management Systems, Inc. and Milestone Capital Management, L.P., Sub-Advisors to The Cash Fund - to be supplied.


(xxvi) Copy of Registrant's Management Agreement with Ariston Capital Management Corporation, Advisor to the Ariston Convertible Securities Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 27, is hereby incorporated by reference.


(xxvii) Copy of Registrant's Proposed Management Agreement with Leader Capital Corp., Advisor to the Leader Converted Mutual Bank Fund, which was filed as an Exhibit to Registrant's Post Effective Amendment No. 25, is hereby incorporated by reference.

(xxviii) Copy of Registrant's Proposed Management Agreement with Cornerstone
         Capital Management, Inc., Advisor to the Shepherd Values VIF Equity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 26, is hereby incorporated by reference.

(xxix) Copy of Registrant's Proposed Management Agreement with Cornerstone Capital Management, Inc., Advisor to the Shepherd Values Small-Cap Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 26, is hereby incorporated by reference.

(xxx) Copy of Registrant's Proposed Management Agreement with Cornerstone Capital Management, Inc., Advisor to the Shepherd Values International Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No.
         26, is hereby incorporated by reference.

(xxxi) Copy of Registrant's Proposed Management Agreement with Cornerstone Capital Management, Inc., Advisor to the Shepherd Values Fixed Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 26, is hereby incorporated by reference.

(xxxii) Sub-Advisory Agreements for the International Fund, the Small-Cap Fund, and the Fixed Income Fund [to be supplied].


(xxxiii) Copy of Registrant's Proposed Management Agreement with Aegis Asset
         Management, Inc., Advisor to the Westcott Nothing But Net Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 27, is hereby incorporated by reference.

(xxxiv) Copy of Registrant's Proposed Management Agreement with Aegis Asset Management, Inc., Advisor to the Westcott Multi-National Large-Cap Fund, which was filed as an Exhibit to Registrant's Post
         Effective-Amendment No. 27, is hereby incorporated by reference.

(xxxv) Copy of Registrant's Proposed Management Agreement with Aegis Asset Management, Inc., Advisor to the Westcott Fixed Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 27, is hereby incorporated by reference.

(xxxvi) Copy of Registrant's Proposed Management Agreement with Jenswold, King & Associates, Adviser to the Fountainhead Kaleidoscope Fund, is filed herewith.


(e)  Underwriting Contracts.

(i) Copy of Registrant's Amended and Restated Underwriting Agreement with AmeriPrime Financial Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, is hereby incorporated by reference.

(ii) Copy of Registrant's proposed Underwriting Agreement with AmeriPrime Financial Securities, Inc. and OMNI Financial Group, LLC, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

(f)  Bonus or  Profit Sharing Contracts.- None.

(g)   Custodial Agreements.

(i) Copy of Registrant's Agreement with the Custodian, Firstar Bank, N.A. (formerly Star Bank), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(ii) Copy of Registrant's Appendix B to the Agreement with the Custodian, Star Bank, N.A., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, is hereby incorporated by reference.


(iii) Copy of Registrant's Agreement with UMB Bank, N.A., Custodian to the Dobson Covered Call Fund, is filed herewith.


(h) Other Material Contracts. Copy of Registrant's Agreement with the Administrator, AmeriPrime Financial Services, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(i)      Legal Opinion.

(i) Opinion of Brown, Cummins & Brown Co., L.P.A., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 9, is hereby incorporated by reference.

(ii) Consent of Brown, Cummins & Brown Co., L.P.A is filed herewith.

(j) Other Opinions. Consent of Accountant is filed herewith.

(k)  Omitted Financial Statements.- None.

(l) Initial Capital Agreements. Copy of Letter of Initial Stockholders, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(m) Rule 12b-1 Plan.

(i) Form of Registrant's Rule 12b-1 Service Agreement which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1, is hereby incorporated by reference.

(ii) Copy of Registrant's Rule 12b-1 Distribution Plan for the Austin Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

(iii) Copy of Registrant's Rule 12b-1 Distribution Plan for the Texas Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

(iv) Copy of Registrant's Rule 12b-1 Distribution Plan for the U.S. Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

(v) Copy of Registrant's Rule 12b-1 Distribution Plan for the Jumper Strategic Advantage Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 24, is hereby incorporated by reference.

(vi) Copy of Registrant's Rule 12b-1 Distribution Plan for the Dobson Covered Call Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 24, is hereby incorporated by reference.


(vii) Copy of Registrant's Rule 12b-1 Distribution Plan for the Ariston Convertible Securities Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 27, is hereby incorporated by reference.

(viii) Copy of Registrant's Rule 12b-1 Distribution Plan for the Leader Converted Mutual Bank Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 27, is hereby incorporated by reference.

(ix) Copy of Registrant's Proposed Rule 12b-1 Distribution Plan for the Westcott Nothing But Net Fund is filed herewith.

(x) Copy of Registrant's Proposed Rule 12b-1 Distribution Plan for the Westcott Multi-National Large-Cap Fund is filed herewith.

(xi) Copy of Registrant's Proposed Rule 12b-1 Distribution Plan for the Westcott Fixed Income Fund is filed herewith.


(n) Financial Data Schedule - None.

(o) Rule 18f-3 Plan.

(i) Rule 18f-3 Plan for the Carl Domino Equity Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16, is hereby incorporated by reference.

(ii) Rule 18f-3 Plan for the Jumper Strategic Advantage Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 21, is hereby incorporated by reference.


(iii) Proposed Rule 18f-3 Plan for the Westcott Funds is filed herewith.

(p) Power of Attorney.


(i) Power of Attorney for Registrant and Certificate with respect thereto, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 5, are hereby incorporated by reference.

(ii) Powers of Attorney for Trustees and Officers which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 5, are hereby incorporated by reference.

(iii) Power of Attorney for the Treasurer of the Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 24, is hereby incorporated by reference.

Item 24. Persons Controlled by or Under Common Control with the Registrant (As of June 1, 1999)

(a) Sun Trust Bank (a national bank), as custodian, may be deemed to control the Jumper Strategic Advantage Fund as a result of its beneficial ownership of the Fund. The Registrant is unaware of any person under common control with the Fund.
(b) Michael F. Horn, Sr. may be deemed to control the Columbia Partners Equity Fund as a result of his beneficial ownership of his Fund. The Registrant is unaware of any person under common control with the Fund.
(c) Each of Mary A. Trapani and Marilyn C. Franken may be deemed to control the Shepherd Values Market Neutral Fund as a result of their respective beneficial ownership of the Fund (52.2% and 35.5% respectively). The Registrant is unaware of any persons under common control with the Fund.
(d) Each of Carl Domino and Carl Domino Associates, L.P., may be deemed to control the Domino Global Equity Income Fund as a result of their respective beneficial ownership of the Fund (62.1% and 37.9% respectively). Carl Domino may be deemed to control the Domino Growth Fund as a result of his beneficial ownership of the Fund (72.0%). Carl Domino controls Carl Domino Associates, L. P. (a Florida limited partnership) because he controls the general partner. As a result, Carl Domino Associates, L.P., the Domino Growth Fund and the Domino Global Equity Income Fund may be deemed to be under the common control of Carl Domino.
(e) Marilyn C. Franken may be deemed to control the Shepherd Values Growth Fund as a result of her beneficial ownership of the Fund. The Registrant is unaware of any person under common control with the Fund.
(f) Charles L. Dobson, may be deemed to control the Dobson Covered Call Fund as a result of his beneficial ownership of the Fund (63.6%). Charles L. Dobson controls Dobson Capital Management, Inc. (a California corporation) because he owns 100% of its shares. As a result, Dobson Capital Management, Inc. and the Fund may be deemed to be under the common control of Charles L. Dobson.

Item 25. Indemnification

(a) Article VI of the Registrant's Declaration of Trust provides for indemnification of officers and Trustees as follows:

         Section 6.4 Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

         Section 6.5 Advances of Expenses. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

         Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

         The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

(b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its Advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

A. Carl Domino Associates, L.P., 580 Village Boulevard, Suite 225, West Palm Beach, Florida 33409, ("CDA"), adviser to the Carl Domino Equity Income Fund, the Carl Domino Growth Fund and the Carl Domino International Global Equity Income Fund, is a registered investment adviser.

(1) CDA has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the partners and officers of CDA during the past two years.

(a) Lawrence Katz, a partner in CDA, is an orthopedic surgeon in private practice.

(b) Saltzman Partners, a partner in CDA, is a limited partnership that invests in companies and businesses.

(c) Cango Inversiones, SA, a partner in CDA, is a foreign business entity that invests in U.S. companies and businesses.


B. King Investment Advisors Inc., 1980 Post Oak Boulevard, Suite 2400, Houston, Texas 77056-3898 ("King King"), adviser to the Fountainhead Special Value Fund and the Fountainhead Kaleidoscope Fund, is a registered investment adviser.


(1) King has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of King during the past two years.

(a) John Servis, a director of JKA King, is a licensed real estate broker.

C. GLOBALT, Inc., 3060 Peachtree Road, N.W., One Buckhead Plaza, Suite 225, Atlanta, Georgia 30305 ("GLOBALT"), adviser to GLOBALT Growth Fund, is a registered investment adviser.

(1) GLOBALT has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the officers and directors of GLOBALT during the past two years.

(a) Gregory S. Paulette, an officer of GLOBALT, is the president of GLOBALT Capital Management, a division of GLOBALT.

D. IMS Capital Management, Inc., 10159 S.E. Sunnyside Road, Suite 330, Portland, Oregon 97015, ("IMS"), Adviser to the IMS Capital Value Fund, is a registered investment adviser.

(1) IMS has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of IMS during the past two years - None.

E. CommonWealth Advisors, Inc., 929 Government Street, Baton Rouge, Louisiana 70802, ("CommonWealth"), Adviser to the Florida Street Bond Fund and the Florida Street Growth Fund, is a registered investment adviser.

(1) CommonWealth has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of CommonWealth during the past two years.

(a) Walter A. Morales, President/Chief Investment Officer of CommonWealth was the Director of an insurance/broadcasting corporation, Guaranty Corporation, 929 Government Street, Baton Rouge, Louisiana 70802 from August 1994 to February 1996. From September 1994 through the present, a registered representative of a Broker/Dealer company, Securities Service Network, 2225 Peters Road, Knoxville, Tennessee 37923. Beginning August 1995 through the present, an instructor at the University of Southwestern Louisiana in Lafayette, Louisiana.

F. Corbin & Company, 1320 S. University Drive, Suite 406, Fort Worth, Texas 76107, ("Corbin"), Adviser to the Corbin Small-Cap Value Fund, is a registered investment adviser.

(1) Corbin has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of Corbin during the past two years - None.

G. Vuong Asset Management Company, LLC, 6575 West Loop South, Suite 110, Houston, Texas 77401, ("VAMCO"), Adviser to the MAI Family of Funds, is a registered investment adviser.

(1) VAMCO has engaged in no other business during the past two fiscal years.

(2) The following list sets forth substantial business activities of the directors and officers of VAMCO during the past two years.

(a) Qui Tu Vuong, the Chief Investment Officer and head of Equity Asset Management of VAMCO, is the Chief Executive Officer of Vuong & Co., LLC, a holding company at 6575 West Loop South #110, Bellaire, Texas 77401; and Sales Manager/Equities Regulation Representative of Omni Financial Group, LLC, a securities brokerage company at 6575 West Loop South #110, Bellaire, Texas 77401; and President of Oishiicorp, Inc., an investment advising corporation at 6575 West Loop South #110, Bellaire, Texas 77401; and Managing General Partner of Sigma Delta Capital Appreciation Funds, LP, an investment company at 6575 West Loop South #110, Bellaire, Texas 77401; and President of Premier Capital Management and Consulting Group, Inc., a financial consulting corporation at 6575 West Loop South #170, Bellaire, Texas 77401; and from August, 1992 through February, 1996, he was a registered representative of Securities America, Inc., a securities brokerage corporation at 6575 West Loop South #170, Bellaire, Texas 77401.

(b) Quyen Ngoc Vuong, President, Chairman and Chief Financial Officer of VAMCO, is the Manager of Vuong & Company, LLC, and Manager of Omni Financial Group, LLC.

(c) Can Viet Le, Manager of VAMCO, is the Manager of Vuong and Company, LLC, and was Co Founder and Chief Financial Officer of Tribe Computer Works, a manufacturing network in Alameda, California from April 1990 through January, 1996.

H. CWH Associates, Inc., 200 Park Avenue, Suite 3900, New York, New York 10166, ("CWH"), Advisor to the Worthington Theme Fund, is a registered investment Advisor.

(1) CWH has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of CWH during the past two years.

Andrew M. Abrams, the Chief Operating Officer of CWH, is a General Partner of Abrams Investment Partners, L.P., an investment limited partnership at 200 Park Avenue, Suite 3900, New York, New York 10166.

I. Burroughs & Hutchinson, Inc., 702 West Idaho Street, Suite 810, Boise, Idaho ("B&H"), advisor to Marathon Value Fund, is a registered investment adviser.

(1) B&H has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of B&H during the past two years.

Mark R. Matsko, Vice President and Director of B&H, was broker with D.A. Davidson & Co., a broker/dealer in Boise, Idaho, from 1994 to 1996.

J. The Jumper Group, Inc., 1 Union Square, Suite 505, Chattanooga, Tennessee 37402, ("Jumper"), Advisor to the Jumper Strategic Advantage Fund, is a registered investment advisor.

(1) Jumper has engaged in no other business during the past two fiscal years.

(2) The following list set forth other substantial business activities of the directors and officers of Jumper during the past two years - None.

K. Appalachian Asset Management, Inc., 1018 Kanawha Blvd., East, Suite 209, Charleston, WV 25301 ("AAM"), advisor to AAM Equity Fund, is a registered investment advisor.

(1) AAM has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of AAM during the past two years - None.

L. Martin Capital Advisors, L.L.P. ("Martin"), 816 Congress Ave., Suite 1540, Austin, TX 78701 ("Martin"), advisor to Austin Opportunity Fund, Texas Opportunity Fund, and U.S. Opportunity Fund, is a registered investment advisor.

(1) Martin has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of GJMB during the past two years - None.

M. Gamble, Jones, Morphy & Bent, Inc., 301 East Colorado Boulevard, Suite 802, Pasadena, California 91101 ("GJMB"), Advisor to the GJMB Fund, is a registered investment advisor.

(1) GJMB has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of GJMB during the past two years - None.

N. Cornerstone Investment Management, L.L.C. 132 West Main Street, Aspen, Colorado 81611 ("Cornerstone"), Advisor to the Cornerstone MVP Fund, is a registered investment advisor.

(1) Cornerstone has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of Cornerstone during the past two years:

Christopher Shawn Ryan, managing member of Cornerstone, was Vice
President-Portfolio Manager at NationsBank in Dallas, Texas from January 1994 to October 1997.

O. Dobson Capital Management, Inc., 1422 Van Ness Street., Santa Ana, CA 92707 ("Dobson"), Advisor to the Dobson Covered Call Fund, is a registered investment advisor.

(1) Dobson has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of Dobson during the past two years: Charles L. Dobson, President of Dobson, was the Director of Trading with Analytic/TSA Global Asset Management, 700 S. Flower Street, Suite 2400, Los Angeles CA, from 1996 to 1998.

P. Auxier Asset Management, LLC, 8050 S.W. Warm Springs, Suite 130, Tualatin, OR 97062 ("Auxier"), Advisor to the Auxier Focus Fund, is registered investment advisor.

(1) Auxier has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of Auxier during the past two years: Jeffrey Auxier, Managing Member of Auxier, was a Senior Portfolio Management Director with Smith Barney, Inc. until 1998.

Q. Cornerstone Capital Management, Inc., 6760 Corporate Drive, Suite 230, Colorado Springs, CO 80919 ("CCM"), Adviser to the Shepherd Value Market Fund and the Shepherd Value Growth Fund, is a registered investment advisor.

(1) CCM has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of CCM during the past two years:

a) Ted M. Ehrlichman, Director of CCM, was a principal with SunTek, Inc., Colorado Springs, CO, a pension consulting firm, from 1995 to 1997.

b) Frank Franiak, Director of CCM, is the President of Monroe Capital, Inc., Chicago, IL, a consulting firm, and a registered representative of March Capital, Inc., Chicago, IL, a broker-dealer.

c) Jason D. Huntley, Director of CCM, was Director of Institutional Services with First Affirmative/Walnut Street Advisers, Colorado Springs, CO, an investment advisory firm, from 1996 to 1997.

d) Craig D. Van Hulzen, Director of CCM, was Director of Research with First Affirmative/Walnut Street Advisers, and a registered representative of Walnut Street Securities, Colorado Springs, CO, a broker-dealer, from 1995 to 1997.

R. Columbia Partners, L.L.C., Investment Management, 1775 Pennsylvania Avenue, N.W., Washington, DC 20006 ("Columbia"), Advisor to the Columbia Partners Equity Fund, is a registered investment advisor.

(1) Columbia has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of Columbia during the past two years:

Rhys H. Williams, a principal of Columbia, has been a portfolio manager at Columbia since late 1997. Prior to that time, Mr. Williams was the Senior Vice President at Prudential Securities in Philadelphia, PA since 1987.

S. Legacy Investment Group, LLC, d/b/a Cash Management Systems, 290 Turnpike Road, #338, Westborogh, Massachusetts ("CMS), Advisor to The Cash Fund, is a registered investment advisor.

1.       CMS has engaged in no other business during the past two years.

2. The following list sets forth other substantial business activities of the directors and officers of CMS during the past two years:

David W. Reavill, Member of CMS, was a Vice President with Fixed Income Discount Advisory Corp., Shrewsbury, MA, a money market firm, from 1997 to 1998 and a Vice President of Reich & Tang, LLC, Westlake Village, CA, a money market firm, from 1996 to 1997.

T. Ariston Capital Management Corporation, 40 Lake Bellevue Drive, Suite 220, Bellevue, Washington 98005 ("Ariston"), Advisor to the Ariston Convertible Securities Fund, is a registered investment advisor.

1.       Ariston has engaged in no other business during the past two years.

2. The following list sets forth other substantial business activities of the directors and officers of Ariston during the past two years: None.

U. Leader Capital Corp., 121 S.W. Morrison St., Ste. 450, Portland, OR 97204 ("Leader"), Adviser to the Leader Converted Mutual Bank Fund, is a registered investment advisor.

1. Leader has engaged in no other business during the past two fiscal years.

2. The following list sets forth other substantial business activities of the directors and officers of Leader during the past two years:

(a) John Lekas, President of Leader, was a registered representative with Smith Barney from July 1993 to November 1997.

(b) Jason McMillen, Vice President of Leader, was a research assistant with Smith Barney from December 1996 to December 1997.

(c) Carey Guenther, Secretary of Leader, was a customer account representative with Columbia Funds from July 1997 to January, 1998.

V. Aegis Asset Management, Inc. ("Aegis"), 230 Westcott, Suite 1, Houston, Texas 77007, Adviser to Westcott Nothing But Net Fund, Westcott Multi-National Large-Cap Fund and Westcott Fixed Income Fund, is a registered investment adviser.

1. Aegis has engaged in no other business during the past two fiscal years.

2. The following list sets forth other substantial business activities of the directors and officers of Aegis during the past two years: to be supplied.

Item 27. Principal Underwriters

A. AmeriPrime Financial Securities, Inc., is the Registrant's principal underwriter. Kenneth D. Trumpfheller, 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, is the President, Secretary and Treasurer of the underwriter and the President and a Trustee of the Registrant. It is also the underwriter for the AmeriPrime Insurance Trust, the Kenwood Funds, the Rockland Funds Trust, the TANKA Funds, Inc. and the Grand Prix Fund.

B. Omni Financial Group, LLC ("OMNI") acts as co-distributor, along with AmeriPrime Financial Securities, Inc., of the MAI Family of Funds. Qui T. Vuong, Quyen N. Vuong and Diep N. Vuong, each of whose principal business address is 6575 West Loop South, Suite 125, Bellaire, Texas 77401, are the managers of OMNI, and they hold no offices or position with the Registrant.

Item 28. Location of Accounts and Records

         Accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092 and/or by the Registrant's Custodian, Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, and/or transfer and shareholder service agents, American Data Services, Inc., Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11760 and Unified Fund Services, Inc., 431 Pennsylvania Street, Indianapolis, IN 46204.

Item 29. Management Services Not Discussed in Parts A or B

         None.

Item 30. Undertakings


         None.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, State of Ohio, on the __ day of July, 1999.


                                            AmeriPrime Funds



By:_______/s/____________________________
   Donald S. Mendelsohn,
                                Attorney-in-Fact


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Kenneth D. Trumpfheller,
President and Trustee

                      By:____________/s/_____________________
                              Donald S. Mendelsohn,
Gary E. Hippensteil, Trustee                         Attorney-in-Fact

Steve L. Cobb, Trustee                                        July 29, 1999

Paul S. Bellany, Treasurer

                                  EXHIBIT INDEX

1.   Proposed Management Agreement with King Investment Advisors, Inc., for the Fountainhead Kaleidoscope Fund...........................EX-99.B5.1
2.   Agreement with UMB Bank, N.A., Custodian to the Dobson
     Covered Call Fund..................................................EX-99.B8
3.   Consent of Counsel.................................................EX99.B10
4.   Consent of Accountant.............................................EX-99.B11
5.   Proposed Class B 12b-1 Plan for the Westcott....................EX-99.B15.1
6.   Proposed Class A 12b-1 Plan for the Westcott Fund...............EX-99.B15.2
7.   Proposed 18f-3 Plan for the Westcott Nothing But Net Fund.......EX-99.B18.1
8.   Proposed 18f-3 Plan for the Westcott Multi-National
     Large-Cap Fund..................................................EX-99.B18.2
9.   Proposed 18f-3 Plan for the Westcott Fixed Income Fund..........EX-99.B18.3